Schedule of Other Receivables (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Notes Receivable Dated April 1, 2015 and May 23, 2017 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest accrued per annum	8.00%	8.00%	8.00%
Notes receivable due date	Mar. 01, 2019	Mar. 01, 2019	Mar. 01, 2019
Advance to Corporation One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest accrued per annum	12.00%	12.00%	12.00%
Notes receivable due date	Jan. 31, 2023	Jan. 31, 2023	Dec. 31, 2021
Advance to Corporation Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest accrued per annum	10.00%	10.00%	10.00%
Notes receivable due date	May 01, 2023	May 01, 2023	Mar. 01, 2022
Advance to Corporation Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest accrued per annum	12.00%	12.00%	12.00%
Notes receivable due date	Aug. 01, 2022	Aug. 01, 2022	Feb. 01, 2022
Advance to Corporation Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of interest accrued per annum	10.00%	10.00%	10.00%
Notes receivable due date	Sep. 01, 2022	Sep. 01, 2022	Sep. 01, 2022